Note 10 - Income Taxes - Deferred Tax Assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, credit losses	$ 60	$ 65
Reserves not deductible until paid	156	122
Federal	1,568	1,270
State	657	592
Federal tax credit	1,638	1,408
Operating lease liabilities	361	351
Section 163(j) business interest expense carryforward	897	857
Other	84	126
Gross deferred tax assets	5,421	4,791
Less valuation allowance	(3,631)	(3,018)
Deferred tax assets net of valuation allowance	1,790	1,773
Property and equipment	(1,397)	(1,395)
Operating lease right of use assets	(361)	(351)
Gross deferred tax liabilities	(1,758)	(1,746)
Net deferred tax asset	$ 32	$ 27